Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANAGED ACCOUNT SERIES II
Prospectus Date	rr_ProspectusDate	Aug. 27, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MANAGED ACCOUNT SERIES II
BlackRock U.S. Mortgage Portfolio
(the “Fund”)
Supplement dated October 29, 2021 to
the Summary Prospectus, the Prospectus and the Statement of Additional Information of the Fund,
each dated August 27, 2021, as supplemented to date
The Board of Trustees of Managed Account Series II approved certain changes to the Fund’s fundamental investment restrictions, which required shareholder approval. At a special meeting held on October 26, 2021, shareholders of the Fund approved the changes to the Fund’s fundamental investment restrictions. Such changes include an amendment to the Fund’s concentration policy to provide that the Fund will concentrate (i.e., invest more than 25% of its assets) in non‑agency mortgage‑backed securities.
Effective immediately, the following changes are made to the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information:
The first sentence of the third paragraph in the section of the Summary Prospectus entitled “Key Facts About BlackRock U.S. Mortgage Portfolio—Principal Investment Strategies of the Fund,” the first sentence of the third paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About BlackRock U.S. Mortgage Portfolio—Principal Investment Strategies of the Fund” and the first sentence of the sixth paragraph in the section of the Prospectus entitled “Details About the Fund—How the Fund Invests—Principal Investment Strategies” are deleted in their entirety and replaced with the following:
The Fund may invest in non‑agency securities issued by banks and other financial institutions, including non‑agency mortgage-related securities.

BlackRock U.S. Mortgage Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MANAGED ACCOUNT SERIES II
BlackRock U.S. Mortgage Portfolio
(the “Fund”)
Supplement dated October 29, 2021 to
the Summary Prospectus, the Prospectus and the Statement of Additional Information of the Fund,
each dated August 27, 2021, as supplemented to date
The Board of Trustees of Managed Account Series II approved certain changes to the Fund’s fundamental investment restrictions, which required shareholder approval. At a special meeting held on October 26, 2021, shareholders of the Fund approved the changes to the Fund’s fundamental investment restrictions. Such changes include an amendment to the Fund’s concentration policy to provide that the Fund will concentrate (i.e., invest more than 25% of its assets) in non‑agency mortgage‑backed securities.
Effective immediately, the following changes are made to the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information:
The first sentence of the third paragraph in the section of the Summary Prospectus entitled “Key Facts About BlackRock U.S. Mortgage Portfolio—Principal Investment Strategies of the Fund,” the first sentence of the third paragraph in the section of the Prospectus entitled “Fund Overview—Key Facts About BlackRock U.S. Mortgage Portfolio—Principal Investment Strategies of the Fund” and the first sentence of the sixth paragraph in the section of the Prospectus entitled “Details About the Fund—How the Fund Invests—Principal Investment Strategies” are deleted in their entirety and replaced with the following:
The Fund may invest in non‑agency securities issued by banks and other financial institutions, including non‑agency mortgage-related securities.